Financial Instruments - Fair Value of Derivative Financial Instruments in Consolidated Balance Sheet (Detail) (FX Contracts [Member], Derivatives Not Designated As Hedging Instruments [Member], USD $)
In Millions, unless otherwise specified
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Prepaid Expenses And Other [Member]
Derivative Asset [Abstract]
Derivative Asset, Fair Value, Gross Asset			$ 0.1	[1]	$ 0.2	[1]
Other Current Liabilities [Member]
Derivative Asset [Abstract]
Derivative Liability, Fair Value, Gross Liability	0.4	[2]	0.4	[1],[2]	0.8	[1]
Prepaid Expenses and Other Current Assets [Member]
Derivative Asset [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 0.5	[2]	$ 0.1	[2]

[1]	The fair values of the FX Contracts at December 31, 2012 and 2011 were determined by using observable market transactions of spot and forward rates at December 31, 2012 and 2011, respectively.
[2]	The fair values of the FX Contracts at September 30, 2013 and December 31, 2012 were determined by using observable market transactions of spot and forward rates at September 30, 2013 and December 31, 2012, respectively.